Taxes on Income (Details) - Schedule of Reconciliation Between the Tax Expense, Assuming that all the Income and Expenses, Gains and Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Reconciliation Between the Tax Expense Assuming that All the Income and Expenses Gains and Loss [Abstract]
Loss before taxes on income	$ (84,435)	$ (80,739)	[1]	$ (13,153)	[1]
Statutory tax rate	23.00%	23.00%		23.00%
Tax computed at the statutory tax rate	$ (19,420)	$ (18,570)		$ (3,025)
Different tax rate applicable to foreign subsidiary	(2)	(225)		1
Utilization of carryforward losses for which no deferred taxes were computed in the past	(98)			(32)
Other losses and temporary differences for which no deferred taxes were computed	19,026	17,699		3,433
Tax previous years		132
Other, net	665	225		93
Taxes on income	$ 171	$ (739)		$ 470

[1]	Comparative figures including the discontinued operation results.